Schedule of Investments
(unaudited)
June 30, 2024
iShares
®
Expanded Tech Sector ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Communications Equipment — 3.3%
ADTRAN Holdings, Inc. ............... 29,040 $ 152,750
Applied Optoelectronics, Inc.
(a) (b)
.......... 13,930 115,480
Arista Networks, Inc.
(b)
................ 105,214 36,875,403
Aviat Networks, Inc.
(b)
................. 4,462 128,015
Calix, Inc.
(b)
........................ 24,211 857,796
Ciena Corp.
(b)
...................... 60,034 2,892,438
Cisco Systems, Inc. .................. 1,678,457 79,743,492
Clearfield, Inc.
(a) (b)
.................... 5,171 199,394
CommScope Holding Co., Inc.
(b)
.......... 85,193 104,787
Digi International, Inc.
(b)
................ 14,547 333,563
Extreme Networks, Inc.
(b)
............... 53,950 725,627
F5, Inc.
(b)
......................... 24,333 4,190,873
Harmonic, Inc.
(b)
..................... 49,705 585,028
Infinera Corp.
(a) (b)
.................... 89,431 544,635
Juniper Networks, Inc. ................ 134,923 4,919,292
Lumentum Holdings, Inc.
(b)
............. 28,064 1,429,019
Motorola Solutions, Inc. ............... 69,116 26,682,232
NETGEAR, Inc.
(b)
.................... 11,864 181,519
NetScout Systems, Inc.
(b)
.............. 30,178 551,956
Ribbon Communications, Inc.
(b)
.......... 39,602 130,290
Viasat, Inc.
(a) (b)
...................... 31,042 394,233
Viavi Solutions, Inc.
(b)
................. 90,299 620,354
162,358,176
Electronic Equipment, Instruments & Components — 3.3%
Advanced Energy Industries, Inc. ......... 15,544 1,690,565
Amphenol Corp. , Class A .............. 497,921 33,544,938
Arrow Electronics, Inc.
(b)
............... 22,099 2,668,675
Avnet, Inc. ........................ 37,524 1,932,111
Badger Meter, Inc. ................... 12,202 2,273,843
Belden, Inc. ....................... 17,039 1,598,258
Benchmark Electronics, Inc. ............ 14,463 570,710
CDW Corp. ........................ 55,797 12,489,600
Celestica, Inc.
(a) (b)
.................... 49,323 2,827,688
Cognex Corp. ...................... 71,269 3,332,538
Coherent Corp.
(a) (b)
................... 55,068 3,990,227
Corning, Inc. ....................... 320,074 12,434,875
Crane NXT Co. ..................... 20,160 1,238,227
CTS Corp. ........................ 12,766 646,343
ePlus, Inc.
(b)
....................... 11,063 815,122
Fabrinet
(b)
......................... 15,007 3,673,564
Insight Enterprises, Inc.
(a) (b)
............. 11,488 2,278,760
IPG Photonics Corp.
(b)
................ 12,168 1,026,858
Itron, Inc.
(b)
........................ 19,043 1,884,495
Jabil, Inc. ......................... 49,982 5,437,542
Keysight Technologies, Inc.
(a) (b)
........... 72,471 9,910,409
Knowles Corp.
(b)
.................... 37,147 641,157
Littelfuse, Inc. ...................... 10,289 2,629,766
Mirion Technologies, Inc. , Class A
(b)
....... 73,746 792,032
Napco Security Technologies, Inc. ........ 10,903 566,411
Novanta, Inc.
(b)
..................... 14,902 2,430,665
OSI Systems, Inc.
(b)
.................. 6,629 911,620
PC Connection, Inc. .................. 4,586 294,421
Plexus Corp.
(b)
...................... 11,205 1,156,132
Rogers Corp.
(b)
..................... 6,839 824,852
Sanmina Corp.
(b)
.................... 23,022 1,525,207
TD SYNNEX Corp. ................... 32,265 3,723,381
TE Connectivity Ltd. .................. 126,809 19,075,878
Teledyne Technologies, Inc.
(b)
............ 19,687 7,638,162
Trimble, Inc.
(b)
...................... 101,387 5,669,561
TTM Technologies, Inc.
(b)
............... 41,627 808,813
Vishay Intertechnology, Inc. ............. 51,954 1,158,574
Vontier Corp. ....................... 64,101 2,448,658
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Zebra Technologies Corp. , Class A
(b)
....... 21,348 $ 6,595,038
165,155,676
Entertainment — 3.1%
Electronic Arts, Inc. .................. 100,648 14,023,286
Netflix, Inc.
(b)
....................... 178,616 120,544,366
Playtika Holding Corp. ................ 28,346 223,083
ROBLOX Corp. , Class A
(a) (b)
............. 208,578 7,761,187
Take-Two Interactive Software, Inc.
(a) (b)
..... 65,926 10,250,834
152,802,756
Interactive Media & Services — 17.7%
Alphabet, Inc. , Class A ................ 1,302,410 237,233,981
Alphabet, Inc. , Class C, NVS ............ 1,083,521 198,739,422
Bumble, Inc. , Class A
(b)
................ 40,239 422,912
Cargurus, Inc. , Class A
(b)
............... 31,871 835,020
IAC, Inc.
(b)
......................... 29,007 1,358,978
Match Group, Inc.
(b)
.................. 110,297 3,350,823
Meta Platforms, Inc. , Class A ............ 832,437 419,731,384
Pinterest, Inc. , Class A
(b)
............... 248,829 10,965,894
Shutterstock, Inc. .................... 9,821 380,073
Snap, Inc. , Class A, NVS
(b)
............. 426,082 7,077,222
TripAdvisor, Inc.
(b)
................... 45,520 810,711
Yelp, Inc.
(b)
........................ 28,157 1,040,401
Ziff Davis, Inc.
(b)
..................... 19,151 1,054,263
ZipRecruiter, Inc. , Class A
(b)
............. 29,971 272,437
ZoomInfo Technologies, Inc.
(b)
........... 117,043 1,494,639
884,768,160
IT Services — 5.9%
Accenture plc , Class A ................ 260,619 79,074,411
Akamai Technologies, Inc.
(b)
............. 63,236 5,696,299
ASGN, Inc.
(b)
....................... 19,056 1,680,168
CGI, Inc.
(a) (b)
....................... 85,417 8,525,471
Cloudflare, Inc. , Class A
(a) (b)
............. 125,003 10,353,998
Cognizant Technology Solutions Corp. , Class A 206,420 14,036,560
DigitalOcean Holdings, Inc.
(a) (b)
........... 22,313 775,377
DXC Technology Co.
(a) (b)
............... 74,974 1,431,254
EPAM Systems, Inc.
(b)
................. 24,068 4,527,431
Fastly, Inc. , Class A
(b)
................. 49,456 364,491
Gartner, Inc.
(b)
...................... 32,230 14,473,204
GoDaddy, Inc. , Class A
(b)
............... 58,515 8,175,131
Grid Dynamics Holdings, Inc. , Class A
(b)
..... 20,683 217,378
International Business Machines Corp. ..... 380,777 65,855,382
Kyndryl Holdings, Inc.
(b)
................ 95,532 2,513,447
MongoDB, Inc. , Class A
(b)
.............. 30,452 7,611,782
Okta, Inc. , Class A
(a) (b)
................. 66,470 6,222,257
Perficient, Inc.
(b)
..................... 14,899 1,114,296
Shopify, Inc. , Class A
(a) (b)
............... 501,316 33,111,922
Snowflake, Inc. , Class A
(b)
.............. 138,360 18,691,052
Squarespace, Inc. , Class A
(b)
............ 21,000 916,230
Thoughtworks Holding, Inc.
(b)
............ 37,517 106,548
Twilio, Inc. , Class A
(b)
................. 70,677 4,015,160
VeriSign, Inc.
(b)
..................... 35,975 6,396,355
295,885,604
Semiconductors & Semiconductor Equipment — 28.7%
Advanced Micro Devices, Inc.
(b)
.......... 669,990 108,679,078
Allegro MicroSystems, Inc.
(b)
............ 28,997 818,875
Ambarella, Inc.
(b)
.................... 16,239 876,094
Amkor Technology, Inc. ................ 42,924 1,717,818
Analog Devices, Inc. .................. 205,562 46,921,582
Applied Materials, Inc. ................ 344,421 81,279,912
Axcelis Technologies, Inc.
(b)
............. 13,506 1,920,418
Broadcom, Inc. ..................... 132,316 212,437,307
Cirrus Logic, Inc.
(b)
................... 22,392 2,858,563

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Expanded Tech Sector ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Cohu, Inc.
(b)
....................... 19,257 $ 637,407
Credo Technology Group Holding Ltd.
(b)
..... 52,542 1,678,192
Diodes, Inc.
(a) (b)
..................... 19,149 1,377,388
Enphase Energy, Inc.
(b)
................ 56,490 5,632,618
Entegris, Inc. ....................... 62,604 8,476,582
First Solar, Inc.
(b)
.................... 44,440 10,019,442
FormFactor, Inc.
(b)
................... 32,039 1,939,321
Ichor Holdings Ltd.
(b)
.................. 13,898 535,768
Impinj, Inc.
(b)
....................... 9,666 1,515,339
Intel Corp. ........................ 1,764,599 54,649,631
KLA Corp. ......................... 55,811 46,016,728
Kulicke & Soffa Industries, Inc. ........... 23,346 1,148,390
Lam Research Corp. ................. 54,194 57,708,481
Lattice Semiconductor Corp.
(b)
........... 57,104 3,311,461
MACOM Technology Solutions Holdings, Inc.
(b)
22,751 2,536,054
Marvell Technology, Inc. ............... 358,650 25,069,635
MaxLinear, Inc.
(b)
.................... 30,116 606,536
Microchip Technology, Inc. .............. 223,808 20,478,432
Micron Technology, Inc. ................ 459,023 60,375,295
MKS Instruments, Inc. ................ 26,224 3,424,330
Monolithic Power Systems, Inc. .......... 20,146 16,553,565
NVIDIA Corp. ...................... 3,237,648 399,979,034
NXP Semiconductors NV .............. 105,968 28,514,929
ON Semiconductor Corp.
(b)
............. 178,617 12,244,195
Onto Innovation, Inc.
(b)
................ 20,458 4,491,758
PDF Solutions, Inc.
(b)
................. 12,149 441,981
Photronics, Inc.
(b)
.................... 26,302 648,870
Power Integrations, Inc. ............... 23,567 1,654,168
Qorvo, Inc.
(b)
....................... 40,083 4,651,231
QUALCOMM, Inc. ................... 463,430 92,305,987
Rambus, Inc.
(b)
..................... 44,748 2,629,392
Semtech Corp.
(b)
.................... 26,013 777,268
Silicon Laboratories, Inc.
(b)
.............. 13,253 1,466,179
SiTime Corp.
(a) (b)
.................... 7,413 922,029
Skyworks Solutions, Inc. ............... 66,612 7,099,507
SolarEdge Technologies, Inc.
(b)
........... 23,811 601,466
Synaptics, Inc.
(a) (b)
................... 16,399 1,446,392
Teradyne, Inc. ...................... 64,813 9,611,120
Texas Instruments, Inc. ................ 377,410 73,417,567
Ultra Clean Holdings, Inc.
(b)
............. 19,129 937,321
Universal Display Corp. ............... 18,120 3,809,730
Veeco Instruments, Inc.
(b)
.............. 23,515 1,098,386
Wolfspeed, Inc.
(b)
.................... 52,252 1,189,256
1,431,138,008
Software — 27.7%
A10 Networks, Inc. ................... 29,606 410,043
ACI Worldwide, Inc.
(b)
................. 44,334 1,755,183
Adeia, Inc. ........................ 43,286 484,154
Adobe, Inc.
(b)
....................... 185,704 103,166,000
Agilysys, Inc.
(b)
..................... 8,504 885,607
Alarm.com Holdings, Inc.
(b)
............. 20,836 1,323,919
Alkami Technology, Inc.
(b)
.............. 16,605 472,910
Altair Engineering, Inc. , Class A
(b)
......... 23,644 2,319,004
ANSYS, Inc.
(b)
...................... 36,245 11,652,768
Appfolio, Inc. , Class A
(b)
............... 8,549 2,090,829
Appian Corp. , Class A
(a) (b)
.............. 16,890 521,225
AppLovin Corp. , Class A
(b)
.............. 75,071 6,247,409
Asana, Inc. , Class A
(a) (b)
................ 34,547 483,313
Aspen Technology, Inc.
(b)
............... 11,568 2,297,752
Atlassian Corp. , Class A
(b)
.............. 66,129 11,696,898
Aurora Innovation, Inc. , Class A
(b)
......... 346,051 958,561
Autodesk, Inc.
(b)
..................... 88,604 21,925,060
AvePoint, Inc. , Class A
(b)
............... 38,841 404,723
Bentley Systems, Inc. , Class B
(a)
.......... 97,005 4,788,167
Security
Shares
Shares Value
Software (continued)
BILL Holdings, Inc.
(b)
.................. 40,098 $ 2,109,957
Blackbaud, Inc.
(b)
.................... 16,627 1,266,479
BlackBerry Ltd.
(a) (b)
................... 213,068 528,409
BlackLine, Inc.
(b)
.................... 21,302 1,032,082
Box, Inc. , Class A
(b)
.................. 59,930 1,584,549
Braze, Inc. , Class A
(b)
................. 23,609 916,974
C3.ai, Inc. , Class A
(a) (b)
................ 40,359 1,168,797
Cadence Design Systems, Inc.
(b)
......... 112,804 34,715,431
CCC Intelligent Solutions Holdings, Inc.
(b)
.... 137,784 1,530,780
Cleanspark, Inc.
(a) (b)
.................. 94,605 1,508,950
Clear Secure, Inc. , Class A ............. 36,303 679,229
Clearwater Analytics Holdings, Inc. , Class A
(b)
. 65,548 1,213,949
CommVault Systems, Inc.
(b)
............. 18,019 2,190,570
Confluent, Inc. , Class A
(a) (b)
............. 101,574 2,999,480
Crowdstrike Holdings, Inc. , Class A
(b)
....... 95,622 36,641,394
Datadog, Inc. , Class A
(a) (b)
.............. 128,061 16,608,231
Descartes Systems Group, Inc. (The)
(a) (b)
.... 35,398 3,427,942
DocuSign, Inc.
(b)
.................... 85,005 4,547,767
Dolby Laboratories, Inc. , Class A ......... 24,807 1,965,459
DoubleVerify Holdings, Inc.
(b)
............ 58,486 1,138,722
Dropbox, Inc. , Class A
(b)
............... 101,225 2,274,526
Dynatrace, Inc.
(b)
.................... 99,865 4,467,960
E2open Parent Holdings, Inc. , Class A
(a) (b)
... 69,934 314,004
Elastic NV
(b)
....................... 34,320 3,909,391
Envestnet, Inc.
(b)
.................... 12,856 804,657
Everbridge, Inc.
(b)
.................... 16,532 578,455
Fair Isaac Corp.
(b)
.................... 10,259 15,272,163
Five9, Inc.
(a) (b)
...................... 30,667 1,352,415
Fortinet, Inc.
(b)
...................... 263,243 15,865,656
Freshworks, Inc. , Class A
(b)
............. 75,692 960,531
Gen Digital, Inc. ..................... 228,761 5,714,450
Gitlab, Inc. , Class A
(b)
................. 45,018 2,238,295
Guidewire Software, Inc.
(a) (b)
............. 34,592 4,769,891
HashiCorp, Inc. , Class A
(b)
.............. 60,091 2,024,466
HubSpot, Inc.
(b)
..................... 21,158 12,478,777
Intapp, Inc.
(a) (b)
...................... 16,874 618,770
InterDigital, Inc. ..................... 10,425 1,215,138
Intuit, Inc. ......................... 116,056 76,273,164
Jamf Holding Corp.
(b)
................. 26,274 433,521
Lightspeed Commerce, Inc.
(a) (b)
........... 57,838 791,802
LiveRamp Holdings, Inc.
(b)
.............. 27,849 861,648
Manhattan Associates, Inc.
(b)
............ 25,562 6,305,634
Marathon Digital Holdings, Inc.
(a) (b)
........ 113,322 2,249,442
Matterport, Inc. , Class A
(b)
.............. 104,687 467,951
MeridianLink, Inc.
(b)
.................. 8,155 174,191
Microsoft Corp. ..................... 950,296 424,734,797
MicroStrategy, Inc. , Class A
(a) (b)
........... 6,548 9,019,739
N-able, Inc.
(b)
....................... 27,477 418,475
nCino, Inc.
(b)
....................... 26,312 827,512
NCR Voyix Corp.
(b)
................... 58,755 725,624
Nutanix, Inc. , Class A
(b)
................ 101,437 5,766,693
Open Text Corp. .................... 113,286 3,403,111
Oracle Corp. ....................... 660,797 93,304,536
PagerDuty, Inc.
(b)
.................... 39,684 909,954
Palantir Technologies, Inc. , Class A
(b)
...... 820,487 20,782,936
Palo Alto Networks, Inc.
(b)
.............. 133,930 45,403,609
Pegasystems, Inc. ................... 18,004 1,089,782
PowerSchool Holdings, Inc. , Class A
(a) (b)
.... 23,404 524,016
Procore Technologies, Inc.
(b)
............ 37,664 2,497,500
Progress Software Corp. ............... 18,317 993,880
PROS Holdings, Inc.
(a) (b)
............... 18,440 528,306
PTC, Inc.
(b)
........................ 49,714 9,031,542
Q2 Holdings, Inc.
(b)
................... 24,951 1,505,294
Qualys, Inc.
(a) (b)
..................... 15,337 2,187,056
Rapid7, Inc.
(b)
...................... 25,876 1,118,619

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Expanded Tech Sector ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
RingCentral, Inc. , Class A
(b)
............. 34,907 $ 984,377
Riot Platforms, Inc.
(a) (b)
................ 112,174 1,025,270
Roper Technologies, Inc. ............... 44,352 24,999,448
Salesforce, Inc. ..................... 402,600 103,508,460
Samsara, Inc. , Class A
(a) (b)
.............. 79,373 2,674,870
SEMrush Holdings, Inc. , Class A
(b)
........ 12,639 169,236
SentinelOne, Inc. , Class A
(b)
............. 118,481 2,494,025
ServiceNow, Inc.
(b)
................... 84,976 66,848,070
Smartsheet, Inc. , Class A
(b)
............. 57,153 2,519,304
SolarWinds Corp. ................... 19,819 238,819
Sprinklr, Inc. , Class A
(a) (b)
............... 46,972 451,871
Sprout Social, Inc. , Class A
(b)
............ 20,757 740,610
SPS Commerce, Inc.
(b)
................ 15,373 2,892,584
Synopsys, Inc.
(b)
.................... 63,232 37,626,834
Tenable Holdings, Inc.
(b)
............... 49,349 2,150,629
Teradata Corp.
(b)
.................... 40,146 1,387,446
Tyler Technologies, Inc.
(b)
.............. 17,625 8,861,498
UiPath, Inc. , Class A
(b)
................ 169,683 2,151,580
Unity Software, Inc.
(a) (b)
................ 102,231 1,662,276
Varonis Systems, Inc.
(a) (b)
............... 46,292 2,220,627
Verint Systems, Inc.
(b)
................. 25,992 836,942
Vertex, Inc. , Class A
(a) (b)
................ 20,225 729,111
Workday, Inc. , Class A
(b)
............... 87,952 19,662,549
Workiva, Inc. , Class A
(b)
................ 20,107 1,467,610
Zeta Global Holdings Corp. , Class A
(b)
...... 64,593 1,140,066
Zoom Video Communications, Inc. , Class A
(b)
. 108,318 6,411,342
Zscaler, Inc.
(b)
...................... 37,330 7,174,453
Zuora, Inc. , Class A
(b)
................. 55,892 555,008
1,382,433,470
Technology Hardware, Storage & Peripherals — 10.2%
Apple, Inc. ........................ 1,958,699 412,541,183
Corsair Gaming, Inc.
(b)
................ 16,602 183,286
Dell Technologies, Inc. , Class C .......... 110,337 15,216,575
Diebold Nixdorf, Inc.
(b)
................. 15,596 600,134
Hewlett Packard Enterprise Co. .......... 539,716 11,425,788
HP, Inc. .......................... 358,306 12,547,876
IonQ, Inc.
(a) (b)
....................... 74,524 523,904
NetApp, Inc. ....................... 85,681 11,035,713
Pure Storage, Inc. , Class A
(b)
............ 126,870 8,146,323
Seagate Technology Holdings plc ......... 81,077 8,372,822
Super Micro Computer, Inc.
(a) (b)
........... 20,852 17,085,086
Western Digital Corp.
(b)
................ 135,562 10,271,533
Xerox Holdings Corp. ................. 45,913 533,509
508,483,732
Total Long-Term Investments — 99 .9%
(Cost: $ 3,527,836,257 ) ............................ 4,983,025,582
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 2.2%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.48%
(e)
.................. 104,951,160 $ 104,993,140
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.28% ................... 6,180,252 6,180,252
Total Short-Term Securities — 2 .2%
(Cost: $ 111,152,020 ) .............................. 111,173,392
Total Investments — 102 .1%
(Cost: $ 3,638,988,277 ) ............................ 5,094,198,974
Liabilities in Excess of Other Assets — (2.1) % ............. (105,366,091)
Net Assets — 100.0% ...............................
$ 4,988,832,883
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Expanded Tech Sector ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/24
Shares
Held at
06/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 46,764,146 $ 58,238,506
(a)
$ — $ (13,233) $ 3,721 $ 104,993,140 104,951,160 $ 36,993
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 4,622,477 1,557,775
(a)
— — — 6,180,252 6,180,252 58,576 —
$ (13,233) $ 3,721 $ 111,173,392 $ 95,569 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Technology Select Sector Index ............................................ 16 09/20/24 $ 3,693 $ (21,586)
S&P E-Mini Communication Services Index ........................................ 15 09/20/24 1,700 25,809
$ 4,223

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Expanded Tech Sector ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 4,983,025,582 $ — $ — $ 4,983,025,582
Short-Term Securities
Money Market Funds ...................................... 111,173,392 — — 111,173,392
$ 5,094,198,974 $ — $ — $ 5,094,198,974
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 25,809 $ — $ — $ 25,809
Liabilities
Equity contracts ........................................... (21,586) — — (21,586)
$ 4,223 $ — $ — $ 4,223
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares